Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade receivables	£ 2,075	£ 1,632
Prepayments and accrued income	310	316
Current tax receivable	15	10
Net finance lease receivable	5	2
Total	2,405	1,960
Gross
Trade and other receivables
Trade receivables	2,193	1,738
Loss allowance
Trade and other receivables
Trade receivables	£ (118)	£ (106)